NET LOSS PER SHARE - Additional Information (Details) - $ / shares		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Potential dilutive ordinary shares		0	0	0
Ordinary share, par value (in dollars per share)		$ 0.015	$ 0.015
Reverse split stock	one-for-four